Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit after taxes	€ 688	€ 549	€ 513
Foreign currency translations:
Pretax activity, net	(111)	(186)	(185)
Tax effect	0	0	0
Foreign currency translation	(111)	(186)	(185)
Net investment hedges:
Pretax activity, net	0	(66)	134
Tax effect	27	22	(46)
Net investment hedges, net of tax	27	(44)	88
Cash flow hedges:
Pretax activity, net	0	(11)	16
Tax effect	0	2	(5)
Cash flow hedges, net of tax	0	(9)	11
Total items that may be subsequently reclassified to the income statement:	(84)	(239)	(86)
Pension plan remeasurements:
Pretax activity, net	91	(65)	(50)
Tax effect	(18)	14	0
Pension plan remeasurements, net of tax	73	(51)	(50)
Total items that will not be subsequently reclassified to the income statement	73	(51)	(50)
Other comprehensive loss for the period, net of tax	(11)	(290)	(136)
Comprehensive income for the period	€ 677	€ 259	€ 377